Equity Method Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Equity Accounted Investees
As of December 31, 2023 and 2022, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2023	December 31, 2022		December 31, 2023		December 31, 2022
Heineken (1) (2)	Beverages	The Netherlands	—%	14.8%	Ps.	—	Ps.	92,282
IFS TopCo LLC (4)	Distribution	United States	37.1%	—%		15,032		—
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		223		189
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		808		752
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		1,139		578
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,454		3,632
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		215		157
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		99		100
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.2%	29.3%		2,831		2,267
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	25.1%		298		388
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		23		282
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		156		107
Proximity Americas Division:
Joint ventures:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		1,636		2,371
Other investments (1) (3)	Various	Various	Various	Various		333		564
					Ps.	26,247	Ps.	103,669

(1)Associate.
(2)As of December 31, 2022 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represented an economic interest of 14.76% in Heineken Group. The Company had significant influence, mainly, because it participated in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V. During the first semester of 2023, the Company completed the Heineken share offering, leaving less than 1% of economic interest in Heineken Group, therefore the Company no longer maintains significant influence over this Group.
(3)Joint ventures.
(4)As a result of the merger between Envoy Solutions and BradyIFS during October 2023, the Company owns 37.1% of the shares of IFS TopCo LLC, having significant influence over this investee, mainly because it has appointed directors who participate in the Board of IFS TopCo LLC (see Note 4).
Summarized Financial Information in Respect of Associate Accounted for Under Equity Method
Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2022
Amounts in millions	Peso		Euro
Total current assets	Ps.	227,480	€.	11,015
Total non-current assets		854,803		41,391
Total current liabilities		293,050		14,190
Total non-current liabilities		336,543		16,296
Total equity		452,690		21,920
Equity attributable to equity holders		403,765		19,551
Total revenue and other income	Ps.	598,072	€.	28,866
Total cost and expenses		509,333		24,583
Net income	Ps.	62,965	€.	3,039
Net income attributable to equity holders		55,568		2,682
Other comprehensive income		6,257		302
Total comprehensive income	Ps.	69,222	€.	3,341
Total comprehensive income attributable to equity holders		62,965		3,039

Reconciliation from Equity of Associate to Investment of Company
Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

		December 31, 2022
Amounts in millions		Peso		Euro
Equity attributable to equity holders of Heineken		Ps.	403,765	€.	19,551
Economic ownership percentage	%		14.76%		14.76
Investment in Heineken investment exclusive of goodwill and other adjustments		Ps.	59,560	€.	2,884
Effects of fair value determined by purchase price allocation			14,528		704
Goodwill			18,194		881
Heineken investment		Ps.	92,282	€.	4,469
Reconciliation from the equity of the associate IFS TopCo LLC to the investment of the Company.

		December 31, 2023
Amounts in millions		Peso		U.S. dollars
Fair value of IFS TopCo		Ps.	36,169	$.	2,141
Economic ownership percentage	%		37.08%		37.08
Investment in IFS TopCo investment exclusive of goodwill and other adjustments		Ps.	13,412	$.	794
Goodwill pending to be allocated			1,620		96
IFS TopCo investment (1)		Ps.	15,032	$.	890

(1)IFS TopCo purchase price allocation will be finalized during the twelve month remeasurement period after the acquisition date.

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes
For the year ended December 31, 2023, 2022 and 2021, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2023		2022		2021
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(526)	Ps.	(286)	Ps.	32
Exchange differences on translating foreign operations		6,623		2,655		2,893
Total	Ps.	6,097	Ps.	2,369	Ps.	2,925
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	897	Ps.	267	Ps.	590